Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 0.2%

Security	Shares	Value
Containers & Packaging — 0.0%(1)
LG Newco Holdco, Inc.(2)(3)	6,015	$ 15,037
		$ 15,037
Software — 0.2%
Software Luxembourg Holdings S.A., Class A(2)(3)	957	$ 162,690
		$ 162,690
Total Common Stocks (identified cost $147,787)		$ 177,727

Corporate Bonds — 3.6%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.4%
Delta Air Lines, Inc., 7.00%, 5/1/25(4)	$50	$ 57,761
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(4)	100	106,921
4.75%, 10/20/28(4)	100	109,232
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(4)	50	56,250
		$ 330,164
Automotive — 0.1%
Clarios Global, L.P.:
6.25%, 5/15/26(4)	$25	$26,844
6.75%, 5/15/25(4)	25	26,977
		$53,821
Building and Development — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(4)	$25	$25,917
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(4)	50	55,281
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	100	106,688
		$187,886
Business Equipment and Services — 0.3%
Allied Universal Holdco, LLC, 6.625%, 7/15/26(4)	$75	$80,066
Garda World Security Corp., 4.625%, 2/15/27(4)	75	75,937
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	75	82,219
		$238,222
Security	Principal Amount (000's omitted)	Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$ 78,450
		$ 78,450
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC:
4.00%, 10/15/27(4)	$75	$ 76,969
5.125%, 7/15/23(4)	28	28,358
		$ 105,327
Cosmetics/Toiletries — 0.0%(1)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(4)	$25	$26,125
		$26,125
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(4)	$75	$77,953
		$77,953
Financial Intermediaries — 0.0%(1)
AG Issuer, LLC, 6.25%, 3/1/28(4)	$25	$25,344
		$25,344
Food, Beverage & Tobacco — 0.2%
Del Monte Foods, Inc., 11.875%, 5/15/25(4)	$100	$113,687
		$113,687
Health Care — 1.1%
HCA, Inc., 5.25%, 4/15/25	$750	$876,109
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)	25	26,179
		$902,288
Industrial Equipment — 0.1%
Clark Equipment Co., 5.875%, 6/1/25(4)	$25	$26,453
Vertical US Newco, Inc., 5.25%, 7/15/27(4)	50	53,094
		$79,547
Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc.:
7.375%, 9/1/25(4)	$25	$27,163
9.25%, 4/15/25(4)	25	29,781
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(4)	25	27,047
		$83,991

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Radio and Television — 0.1%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)	$50	$ 40,719
iHeartCommunications, Inc.:
4.75%, 1/15/28(4)	25	25,792
5.25%, 8/15/27(4)	25	26,230
		$ 92,741
Technology — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(4)	$50	$ 54,345
Logan Merger Sub, Inc., 5.50%, 9/1/27(4)	75	78,656
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(4)	100	102,750
		$235,751
Telecommunications — 0.3%
Lumen Technologies, Inc., 4.00%, 2/15/27(4)	$125	$129,234
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	125	128,017
		$257,251
Total Corporate Bonds (identified cost $2,687,197)		$2,888,548

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Invesco Senior Loan ETF	16,100	$ 358,708
SPDR Blackstone / GSO Senior Loan ETF	10,750	490,737
Total Exchange-Traded Funds (identified cost $866,581)		$ 849,445

Preferred Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(2)(3)	910	$ 50,041
Total Preferred Stocks (identified cost $47,767)		$ 50,041

Senior Floating Rate Loans — 114.1%(5)

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$360	$ 344,064
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
Dynasty Acquisition Co., Inc.: (continued)
Term Loan, 3.754%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$194	$ 185,369
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	442	415,680
		$ 945,113
Air Transport — 1.2%
Delta Air Lines, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 4/29/23	$199	$ 202,576
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24	487	502,821
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	225	233,747
		$939,144
Automotive — 4.0%
Adient US, LLC, Term Loan, 4.414%, (USD LIBOR + 4.25%), 5/6/24(6)	$370	$370,342
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	458	452,504
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	167	97,308
Clarios Global, L.P., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 4/30/26	485	483,609
Les Schwab Tire Centers, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27	550	550,688
Tenneco, Inc., Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 10/1/25	499	488,545
Thor Industries, Inc., Term Loan, 3.938%, (3 mo. USD LIBOR + 3.75%), 2/1/26	110	110,174
TI Group Automotive Systems, LLC, Term Loan, 4.004%, (3 mo. USD LIBOR + 3.75%), 12/16/24	608	609,708
		$3,162,878
Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc., Term Loan, 5.147%, (1 mo. USD LIBOR + 5.00%), 7/31/26	$322	$320,342
		$320,342
Building and Development — 2.5%
ACProducts, Inc., Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25	$148	$152,464
American Builders & Contractors Supply Co., Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 1/15/27	173	171,445
Brookfield Property REIT, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 8/27/25	244	232,645
Core & Main, L.P., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/1/24	248	247,668

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$516	$ 507,056
Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26	150	148,875
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	161	158,980
Werner FinCo L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	194	193,985
WireCo WorldGroup, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	200	191,313
		$ 2,004,431
Business Equipment and Services — 10.7%
Airbnb, Inc., Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/17/25	$75	$ 80,968
Allied Universal Holdco, LLC, Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 7/10/26	471	469,406
AppLovin Corporation:
Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 8/15/25	392	391,755
Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 8/15/25	74	74,426
Asplundh Tree Expert, LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 9/7/27	748	751,331
BidFair MergerRight, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 1/15/27	198	199,177
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	194	189,265
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 10/30/26	124	123,348
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	125	124,974
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	662	661,141
Ceridian HCM Holding, Inc., Term Loan, 2.602%, (1 week USD LIBOR + 2.50%), 4/30/25	836	826,480
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	373	374,291
Garda World Security Corporation, Term Loan, 4.99%, (3 mo. USD LIBOR + 4.75%), 10/30/26	353	354,163
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	100	100,359
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	295	295,344
Illuminate Buyer, LLC, Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 6/30/27	324	324,795
IRI Holdings, Inc., Term Loan, 4.396%, (1 mo. USD LIBOR + 4.25%), 12/1/25	417	414,231
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	264	252,033
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Outfront Media Capital, LLC, Term Loan, 1.902%, (1 mo. USD LIBOR + 1.75%), 11/18/26	$75	$ 73,867
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/25/27	125	125,313
Pike Corporation, Term Loan, 4.12%, (1 mo. USD LIBOR + 3.97%), 7/24/26	23	23,454
Prime Security Services Borrower, LLC, Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 9/23/26(6)	355	356,257
Rockwood Service Corporation, Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 1/23/27	299	299,433
SMG US Midco 2, Inc., Term Loan, 2.695%, (USD LIBOR + 2.50%), 1/23/25(6)	243	229,795
Spin Holdco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 11/14/22	491	489,296
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26	448	445,651
Trans Union, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 11/16/26	68	67,668
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/14/22	213	211,374
West Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	243	236,270
		$8,565,865
Cable and Satellite Television — 3.7%
Charter Communications Operating, LLC, Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$495	$493,097
CSC Holdings, LLC, Term Loan, 2.409%, (1 mo. USD LIBOR + 2.25%), 7/17/25	396	391,526
Telenet Financing USD, LLC, Term Loan, 2.159%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	271,584
UPC Broadband Holding B.V.:
Term Loan, 2.409%, (1 mo. USD LIBOR + 2.25%), 4/30/28	650	644,515
Term Loan, 3.673%, (2 mo. USD LIBOR + 3.50%), 1/31/29	200	200,450
Term Loan, 3.677%, (2 mo. USD LIBOR + 3.50%), 1/31/29	200	200,450
Virgin Media Bristol, LLC:
Term Loan, 1/31/29(7)	125	125,039
Term Loan, 2.659%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	595,179
		$2,921,840
Chemicals and Plastics — 3.3%
Alpha 3 B.V., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 1/31/24	$303	$302,627
Minerals Technologies, Inc., Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), 2/14/24(6)	503	503,422
Momentive Performance Materials, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), 5/15/24	345	340,979

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chemicals and Plastics (continued)
PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	$244	$ 229,110
Pregis TopCo Corporation, Term Loan, 3.897%, (1 mo. USD LIBOR + 3.75%), 7/31/26	49	49,356
Starfruit Finco B.V., Term Loan, 3.153%, (1 mo. USD LIBOR + 3.00%), 10/1/25	495	490,067
Trinseo Materials Operating S.C.A., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/6/24	499	496,411
Univar, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 7/1/24	264	263,135
		$ 2,675,107
Containers and Glass Products — 1.3%
Berry Global, Inc., Term Loan, 2.149%, (1 mo. USD LIBOR + 2.00%), 7/1/26	$74	$ 73,644
Flex Acquisition Company, Inc., Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), 12/29/23(6)	481	479,430
Libbey Glass, Inc., Term Loan, 9.00%, (6 mo. USD LIBOR + 8.00%, Floor 1.00%), 11/12/25	178	171,112
Reynolds Consumer Products, LLC., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/4/27	159	158,798
Reynolds Group Holdings, Inc., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 2/5/26	150	149,297
		$1,032,281
Cosmetics/Toiletries — 0.3%
Kronos Acquisition Holdings Inc., Term Loan, 12/17/26(7)	$250	$250,625
		$250,625
Drugs — 2.4%
Albany Molecular Research, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24	$194	$194,419
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	120	116,531
Catalent Pharma Solutions, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 5/18/26	497	498,712
Elanco Animal Health Incorporated, Term Loan, 1.905%, (1 mo. USD LIBOR + 1.75%), 8/1/27	146	145,066
Grifols Worldwide Operations USA, Inc., Term Loan, 2.102%, (1 week USD LIBOR + 2.00%), 11/15/27	50	49,049
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	940	940,541
		$1,944,318
Ecological Services and Equipment — 1.0%
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	$314	$314,950
Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment (continued)
US Ecology Holdings, Inc., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 11/1/26	$495	$ 495,619
		$ 810,569
Electronics/Electrical — 22.4%
Applied Systems, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 9/19/24	$809	$ 809,531
Aptean, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 4/23/26	398	393,000
Astra Acquisition Corp., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/1/27	198	200,485
Avast Software B.V., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), 9/29/23	49	49,073
Banff Merger Sub, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), 10/2/25	541	539,530
Buzz Merger Sub, Ltd., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 1/29/27	149	148,968
Cambium Learning Group, Inc., Term Loan, 4.754%, (3 mo. USD LIBOR + 4.50%), 12/18/25	100	99,455
CommScope, Inc., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 4/6/26	792	788,203
Cornerstone OnDemand, Inc., Term Loan, 4.394%, (1 mo. USD LIBOR + 4.25%), 4/22/27	393	396,423
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	113	111,416
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	350	350,656
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	125	124,844
Epicor Software Corporation, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/30/27	782	787,130
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	591	585,022
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	467	458,072
Fiserv Investment Solutions, Inc., Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), 2/18/27	348	351,660
Go Daddy Operating Company, LLC:
Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	493	492,569
Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 8/10/27	124	125,178
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,297	1,301,459
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	75	74,997
Imprivata, Inc, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27	325	325,542
Informatica, LLC, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 2/25/27	744	740,653

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
LogMeIn, Inc., Term Loan, 4.903%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$150	$ 149,719
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	174	175,718
Marcel LUX IV S.a.r.l., Term Loan, 3.395%, (1 mo. USD LIBOR + 3.25%), 3/15/26	347	341,059
Milano Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	300	300,750
Mirion Technologies, Inc., Term Loan, 4.257%, (3 mo. USD LIBOR + 4.00%), 3/6/26	100	99,788
NCR Corporation, Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), 8/28/26	222	219,410
Redstone Buyer, LLC, Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/27	425	427,656
Refinitiv US Holdings, Inc., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 10/1/25	221	221,438
Renaissance Holding Corp., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 5/30/25	332	327,333
SkillSoft Corporation:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	31	31,701
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	102	102,441
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	950	911,191
Solera, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 3/3/23	691	686,704
SS&C European Holdings S.a.r.l., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	189	187,582
SS&C Technologies, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	245	242,424
STG-Fairway Holdings, LLC, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 1/31/27	349	344,048
SurveyMonkey, Inc., Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), 10/10/25	499	497,166
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	100	99,125
Syncsort Incorporated, Term Loan, 6.483%, (3 mo. USD LIBOR + 6.25%), 8/16/24	145	145,388
Tech Data Corporation, Term Loan, 3.645%, (1 mo. USD LIBOR + 3.50%), 6/30/25	125	125,779
Tibco Software, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), 6/30/26	615	608,533
TTM Technologies, Inc., Term Loan, 2.655%, (1 mo. USD LIBOR + 2.50%), 9/28/24	101	100,604
Ultimate Software Group, Inc. (The):
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), 5/4/26	420	420,603
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 5/4/26	424	426,958
Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Ultra Clean Holdings, Inc., Term Loan, 4.647%, (1 mo. USD LIBOR + 4.50%), 8/27/25	$78	$ 77,646
Valkyr Purchaser, LLC, Term Loan, 10/29/27(7)	209	207,141
Veritas US, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 9/1/25	274	274,084
VS Buyer, LLC, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 2/28/27	670	667,983
Vungle, Inc., Term Loan, 5.647%, (1 mo. USD LIBOR + 5.50%), 9/30/26	249	249,829
		$17,923,667
Equipment Leasing — 2.6%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$950	$942,821
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27	200	200,375
Delos Finance S.a.r.l., Term Loan, 2.004%, (3 mo. USD LIBOR + 1.75%), 10/6/23	950	950,000
		$2,093,196
Financial Intermediaries — 2.7%
Apollo Commercial Real Estate Finance, Inc., Term Loan, 2.902%, (1 mo. USD LIBOR + 2.75%), 5/15/26	$443	$427,736
Aretec Group, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 10/1/25	493	483,628
FinCo I, LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 6/27/25	371	371,162
Focus Financial Partners, LLC, Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 7/3/24	74	73,504
Harbourvest Partners, LLC, Term Loan, 2.403%, (1 mo. USD LIBOR + 2.25%), 3/3/25	39	39,281
Victory Capital Holdings, Inc., Term Loan, 2.734%, (3 mo. USD LIBOR + 2.50%), 7/1/26	301	300,214
Virtus Investment Partners, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	442	442,992
		$2,138,517
Food Products — 2.0%
Alphabet Holding Company, Inc., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$347	$344,956
Froneri International, Ltd.:
Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 1/31/27	522	518,196
Term Loan - Second Lien, 5.897%, (1 mo. USD LIBOR + 5.75%), 1/31/28	350	354,375
Hearthside Food Solutions, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/23/25	50	49,952

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Food Products (continued)
Nomad Foods Europe Midco Limited, Term Loan, 2.409%, (1 mo. USD LIBOR + 2.25%), 5/15/24	$297	$ 294,231
		$ 1,561,710
Food Service — 0.9%
IRB Holding Corp.:
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	$315	$ 312,749
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	250	250,344
US Foods, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/13/26	148	145,987
		$ 709,080
Food/Drug Retailers — 0.2%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), 11/18/24	$188	$189,275
		$189,275
Health Care — 13.3%
Accelerated Health Systems, LLC, Term Loan, 3.652%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$49	$48,081
ADMI Corp., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 4/30/25	323	318,538
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	179	162,444
athenahealth, Inc., Term Loan, 4.648%, (1 mo. USD LIBOR + 4.50%), 2/11/26	643	644,034
Avantor Funding, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24	642	643,592
BioClinica Holding I, L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23	293	290,858
Cano Health, LLC:
Term Loan, 0.50%, 11/19/27(8)	40	39,959
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 11/19/27	110	109,603
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(6)	608	605,518
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23	346	345,457
CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24	548	549,581
Ensemble RCM, LLC, Term Loan, 3.964%, (3 mo. USD LIBOR + 3.75%), 8/3/26	49	49,381
Envision Healthcare Corporation, Term Loan, 3.897%, (1 mo. USD LIBOR + 3.75%), 10/10/25	490	411,396
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	311	310,946
Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Hanger, Inc., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 3/6/25	$694	$ 694,832
IQVIA, Inc., Term Loan, 2.004%, (3 mo. USD LIBOR + 1.75%), 6/11/25	495	492,140
Medical Solutions, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	247	245,641
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	636	634,903
National Mentor Holdings, Inc.:
Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 3/9/26	259	258,990
Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), 3/9/26	12	11,852
Navicure, Inc.:
Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 10/22/26	298	297,564
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/22/26	50	49,906
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/25/22	167	161,309
Ortho-Clinical Diagnostics S.A., Term Loan, 3.398%, (1 mo. USD LIBOR + 3.25%), 6/30/25	414	409,086
Radiology Partners, Inc., Term Loan, 4.811%, (USD LIBOR + 4.25%), 7/9/25(6)	391	385,628
RadNet, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/30/23	465	465,228
Select Medical Corporation, Term Loan, 2.53%, (6 mo. USD LIBOR + 2.25%), 3/6/25	822	817,837
Surgery Center Holdings, Inc., Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), 9/3/24	248	255,569
Tecomet, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 5/1/24	221	217,531
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	198	194,654
Verscend Holding Corp., Term Loan, 4.647%, (1 mo. USD LIBOR + 4.50%), 8/27/25	491	491,965
		$10,614,023
Home Furnishings — 1.2%
Mattress Firm, Inc, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27	$350	$353,500
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	153	153,889
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	505	456,534
		$963,923
Industrial Equipment — 8.0%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	$375	$375,508

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Equipment (continued)
Altra Industrial Motion Corp., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 10/1/25	$58	$ 57,721
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	158	156,143
Carlisle Foodservice Products, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	144	134,522
Clark Equipment Company, Term Loan, 2.004%, (3 mo. USD LIBOR + 1.75%), 5/18/24	593	589,469
CPM Holdings, Inc., Term Loan, 3.909%, (1 mo. USD LIBOR + 3.75%), 11/17/25	319	311,006
DexKo Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	242	240,492
EWT Holdings III Corp., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 12/20/24	666	665,279
Filtration Group Corporation, Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 3/29/25	491	487,042
Gardner Denver, Inc.:
Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	25	24,516
Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 3/1/27	622	622,782
Gates Global, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/1/24	584	582,828
Ingersoll-Rand Services Company, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	99	98,062
LTI Holdings, Inc., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 9/6/25	248	241,672
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	413	388,514
Terex Corporation, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 1/31/24	811	806,510
Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25	292	285,477
Welbilt, Inc., Term Loan, 2.645%, (1 mo. USD LIBOR + 2.50%), 10/23/25	300	285,500
		$6,353,043
Insurance — 4.6%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$246	$242,575
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27	100	99,922
AmWINS Group, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 1/25/24	681	682,262
AssuredPartners, Inc., Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 2/12/27	372	366,946
Asurion, LLC:
Term Loan, 12/23/26(7)	750	743,906
Term Loan - Second Lien, 6.647%, (1 mo. USD LIBOR + 6.50%), 8/4/25	94	94,761
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Hub International Limited, Term Loan, 2.965%, (3 mo. USD LIBOR + 2.75%), 4/25/25	$512	$ 503,383
NFP Corp., Term Loan, 3.397%, (1 mo. USD LIBOR + 3.25%), 2/15/27	346	339,003
Ryan Specialty Group, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 9/1/27	199	199,500
USI, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 3.00%), 5/16/24	439	433,562
		$ 3,705,820
Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment Holdings, Inc., Term Loan, 5.25%, (USD Prime + 2.00%), 4/22/26	$291	$ 188,651
Bombardier Recreational Products, Inc.:
Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	632	626,184
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/24/27	75	76,488
ClubCorp Holdings, Inc., Term Loan, 3.004%, (3 mo. USD LIBOR + 2.75%), 9/18/24	199	186,223
Crown Finance US, Inc.:
Term Loan, 5/23/24(7)	48	56,741
Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 2/28/25(6)	385	263,153
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	500	496,198
Match Group, Inc., Term Loan, 1.964%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	496,250
Travel Leaders Group, LLC, Term Loan, 4.147%, (1 mo. USD LIBOR + 4.00%), 1/25/24	393	348,747
		$2,738,635
Lodging and Casinos — 1.6%
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$376	$372,043
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	417	387,078
RHP Hotel Properties L.P., Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), 5/11/24	498	488,153
		$1,247,274
Publishing — 3.5%
Alchemy Copyrights, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 8/16/27	$349	$351,743
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	826	824,128
Getty Images, Inc., Term Loan, 4.688%, (1 mo. USD LIBOR + 4.50%), 2/19/26	267	263,592
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(9)	134	19,268

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Publishing (continued)
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	$573	$ 579,106
ProQuest, LLC, Term Loan, 3.647%, (1 mo. USD LIBOR + 3.50%), 10/23/26	733	733,742
		$ 2,771,579
Radio and Television — 3.5%
Diamond Sports Group, LLC, Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), 8/24/26	$247	$ 220,953
Entercom Media Corp., Term Loan, 2.645%, (1 mo. USD LIBOR + 2.50%), 11/18/24	342	334,815
Gray Television, Inc., Term Loan, 2.655%, (1 mo. USD LIBOR + 2.50%), 1/2/26	673	669,213
iHeartCommunications, Inc., Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 5/1/26	421	414,614
Sinclair Television Group, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), 9/30/26	597	592,127
Terrier Media Buyer, Inc., Term Loan, 4.397%, (1 mo. USD LIBOR + 4.25%), 12/17/26	372	372,438
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	233	233,508
		$2,837,668
Retailers (Except Food and Drug) — 0.8%
BJ's Wholesale Club, Inc., Term Loan, 2.154%, (1 mo. USD LIBOR + 2.00%), 2/3/24	$263	$262,915
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/14/22	33	32,751
Hoya Midco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	193	184,105
LSF9 Atlantis Holdings, LLC, Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), 5/1/23	135	134,878
		$614,649
Services — 0.7%
AlixPartners, LLP, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.50%), 4/4/24	$495	$490,423
KAR Auction Services, Inc., Term Loan, 2.438%, (1 mo. USD LIBOR + 2.25%), 9/19/26	49	48,531
		$538,954
Steel — 1.6%
Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	$272	$273,236
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	243	240,846
Security	Principal Amount (000's omitted)	Value
Steel (continued)
Zekelman Industries, Inc., Term Loan, 2.143%, (1 mo. USD LIBOR + 2.00%), 1/24/27	$752	$ 747,883
		$ 1,261,965
Super Retail — 0.8%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/11/22	$666	$ 666,359
		$ 666,359
Surface Transport — 1.3%
Avis Budget Car Rental, LLC, Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), 8/6/27	$520	$ 505,457
XPO Logistics, Inc., Term Loan, 2.658%, (1 mo. USD LIBOR + 2.50%), 2/24/25	500	500,656
		$1,006,113
Telecommunications — 6.0%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$967	$956,502
Colorado Buyer, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	389	365,594
Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24	242	222,257
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 7/13/22(6)	170	174,093
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	574	581,773
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	439	432,575
SBA Senior Finance II, LLC, Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), 4/11/25	678	671,401
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	243	221,320
Telesat Canada, Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), 12/7/26	81	80,750
Zayo Group Holdings, Inc., Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 3/9/27	156	155,144
Ziggo Financing Partnership, Term Loan, 2.659%, (1 mo. USD LIBOR + 2.50%), 4/30/28	900	893,813
		$4,755,222
Utilities — 1.0%
Calpine Corporation, Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), 12/16/27	$327	$325,834

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
USIC Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/8/23	$496	$ 496,460
		$ 822,294
Total Senior Floating Rate Loans (identified cost $90,429,734)		$91,085,479

Warrants — 0.0%(1)

Security	Shares	Value
Health Care Providers & Services — 0.0%(1)
THAIHOT Investment Company US Limited, Exp. 10/13/27(2)(3)(10)	5	$ 1,424
THAIHOT Investment Company US Limited (Contingent Warrants), Exp. 10/13/27(2)(3)(10)	299	0
Total Warrants (identified cost $0)		$ 1,424

Short-Term Investments — 2.8%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(11)	2,214,030	$ 2,214,251
Total Short-Term Investments (identified cost $2,214,251)		$ 2,214,251
Total Investments — 121.9% (identified cost $96,393,317)		$97,266,915
Less Unfunded Loan Commitments — (0.1)%		$ (40,076)

Net Investments — 121.8% (identified cost $96,353,241)	$97,226,839
Note Payable — (21.3)%	$(17,000,000)

Other Assets, Less Liabilities — (0.5)%	$ (407,200)
Net Assets — 100.0%	$79,819,639

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $2,012,439 or 2.5% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(6)	The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(7)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2020, the total value of unfunded loan commitments is $39,959.
(9)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(11)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

Calvert
Floating-Rate Advantage Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $2,214,251, which represents 2.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$3,378,858	$13,037,499	$(14,202,106)	$(322)	$322	$2,214,251	$677	2,214,030
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$15,037	$162,690	$—	$177,727
Corporate Bonds	—	2,888,548	—	2,888,548
Exchange-Traded Funds	849,445	—	—	849,445
Preferred Stocks	50,041	—	—	50,041
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	91,045,403	—	91,045,403
Warrants	—	—	1,424	1,424
Short-Term Investments	—	2,214,251	—	2,214,251
Total Investments	$914,523	$96,310,892	$1,424	$97,226,839

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.